Oct. 05, 2018
JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Municipal Income Fund
Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan International Equity Funds
JPMorgan International Research Enhanced Equity Fund
Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)
(each, a "Fund" and collectively, the "Funds")

Supplement dated October 5, 2018 to
the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the "Fee Waivers and Expense Reimbursement" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement" footnote under the "ANNUAL FUND OPERATING EXPENSES" table in the "Risk/Return Summary — Fees and Expenses of the Fund" section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE